Note 5 - Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Disaggregation of Revenue [Table Text Block]
	2022	2021
Waste management and brokerage services	$47,138	$40,266
Captive landfill management operations	2,625	2,444
Total waste management services revenues	49,763	42,710
Food, beverage and merchandise sales	12,137	11,045
Membership dues revenue	7,092	6,697
Room rental revenue	5,507	4,450
Greens fees and cart rental revenue	2,871	2,723
Salon and spa services	1,830	1,059
Fitness and tennis lesson revenue	435	448
Other revenue	1,545	1,251
Total golf and related operations revenue	31,417	27,673
Total net operating revenues	$81,180	$70,383

Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
		Provision	Write-offs
	Balance at	for Credit	less	Balance at
	Beginning of Period	Losses	Recoveries	End of Period
Allowance for credit losses
Year ended December 31, 2022	$265	$32	$(37)	$260
Year ended December 31, 2021	$265	$36	$(36)	$265

Contract with Customer, Contract Asset, Contract Liability, and Receivable [Table Text Block]
		Unbilled
	Balance at	Membership		Balance at
	Beginning of Period	Dues	Billings	End of Period
Contract Assets:
Unbilled membership dues receivable
Year ended December 31, 2022	$578	$2,060	$(2,039)	$599
Year ended December 31, 2021	$585	$1,997	$(2,004)	$578
	Balance at		Revenue	Balance at
	Beginning of Period	Billings	Recognized	End of Period
Contract Liabilities:
Deferred membership dues revenue
Year ended December 31, 2022	$3,363	$7,372	$(7,092)	$3,643
Year ended December 31, 2021	$3,196	$6,864	$(6,697)	$3,363
Customer advance deposits
Year ended December 31, 2022	$795	$3,038	$(2,868)	$965
Year ended December 31, 2021	$674	$1,953	$(1,832)	$795